Consolidated Statement of Profit or Loss and Other Comprehensive Income (Parenthetical) - GBP (£) £ in Millions		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Consolidated Statement of Profit or Loss and Other Comprehensive Income
Taxation	[1]	£ 112	£ 64	£ 62
Overseas countries
Consolidated Statement of Profit or Loss and Other Comprehensive Income
Taxation		£ 106	£ 58	£ 50

[1]	Taxation includes £106m (2022: £58m; 2021: £50m) in respect of overseas taxation.